Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue	$ 1,842	$ 2,568	$ 6,356	$ 4,370
USA [Member]
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue	1,276	1,648	4,478	2,368
Canada [Member]
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue	304	495	1,036	1,114
EMEA [Member]
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue	262	391	842	841
Australia [Member]
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue		$ 34		$ 47